Report of Directors Corporate Governance - Performance conditions for Prior year LTI awards (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 USD ($)
Carbon Reduction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	5.00%
Sustainable finance and investment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	15.00%
Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	16.00%
Carbon reduction (own emissions) (5%)	73.00%
Sustainable finance and investment (15%)	$ 720.0
Long-term incentive awards | Return on tangible equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	40.00%
Long-term incentive awards | Environment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	20.00%
Long-term incentive awards | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	40.00%
Long-term incentive awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	14.00%
Carbon reduction (own emissions) (5%)	71.00%
Sustainable finance and investment (15%)	$ 648.0
Long-term incentive awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	18.00%
Carbon reduction (own emissions) (5%)	78.00%
Sustainable finance and investment (15%)	$ 792.0